Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Disruptors ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptors ETF
Class Name	Fidelity® Disruptors ETF
Trading Symbol	FDIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 100,689,153
Holdings Count | shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$100,689,153
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]	Domestic Equity Funds 80.8 International Equity Funds 19.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 80.8 International Equity Funds - 19.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Disruptive Communications ETF 21.9 Fidelity Disruptive Medicine ETF 21.0 Fidelity Disruptive Technology ETF 20.3 Fidelity Disruptive Automation ETF 19.1 Fidelity Disruptive Finance ETF 17.6 99.9
Fidelity Disruptive Technology ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Technology ETF
Class Name	Fidelity® Disruptive Technology ETF
Trading Symbol	FDTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 192,018,739
Holdings Count | shares	44
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$192,018,739
Number of Holdings	44
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 77.2 Consumer Discretionary 10.6 Communication Services 9.0 Financials 2.0 Industrials 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 73.5 Taiwan 6.6 Canada 4.8 Netherlands 4.4 Japan 2.6 Germany 2.3 Singapore 1.9 Israel 1.7 China 1.4 Australia 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.5 Taiwan - 6.6 Canada - 4.8 Netherlands - 4.4 Japan - 2.6 Germany - 2.3 Singapore - 1.9 Israel - 1.7 China - 1.4 Australia - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.6 Microsoft Corp 5.9 Amazon.com Inc 4.8 Marvell Technology Inc 4.8 Shopify Inc Class A (United States) 4.8 Palantir Technologies Inc Class A 4.3 Meta Platforms Inc Class A 4.2 Micron Technology Inc 4.0 Datadog Inc Class A 2.9 49.0
Fidelity Disruptive Medicine ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Medicine ETF
Class Name	Fidelity® Disruptive Medicine ETF
Trading Symbol	FMED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 28	0.50%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
Net Assets	$ 63,742,621
Holdings Count | shares	68
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$63,742,621
Number of Holdings	68
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 99.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 83.5 Netherlands 6.2 Belgium 3.5 France 2.0 Denmark 1.3 Switzerland 1.3 Canada 1.1 China 0.7 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.5 Netherlands - 6.2 Belgium - 3.5 France - 2.0 Denmark - 1.3 Switzerland - 1.3 Canada - 1.1 China - 0.7 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exact Sciences Corp 5.0 Boston Scientific Corp 4.6 Argenx SE ADR 4.4 Alnylam Pharmaceuticals Inc 4.2 Cogent Biosciences Inc 3.8 UCB SA 3.5 Danaher Corp 3.4 Insulet Corp 3.1 Intuitive Surgical Inc 2.9 Penumbra Inc 2.7 37.6
Fidelity Disruptive Finance ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Finance ETF
Class Name	Fidelity® Disruptive Finance ETF
Trading Symbol	FDFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 24	0.50%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
Net Assets	$ 46,884,383
Holdings Count | shares	47
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$46,884,383
Number of Holdings	47
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 89.8 Industrials 5.2 Information Technology 2.8 Consumer Discretionary 0.9 Real Estate 0.8 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 67.2 United Kingdom 8.6 Netherlands 4.5 Singapore 4.4 Spain 4.1 Italy 4.1 Brazil 2.9 Norway 1.8 Canada 1.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 67.2 United Kingdom - 8.6 Netherlands - 4.5 Singapore - 4.4 Spain - 4.1 Italy - 4.1 Brazil - 2.9 Norway - 1.8 Canada - 1.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Capital One Financial Corp 6.2 Blackrock Inc 5.4 Block Inc Class A 4.8 Adyen NV 4.5 Mastercard Inc Class A 4.5 Apollo Global Management Inc 4.5 DBS Group Holdings Ltd 4.4 Visa Inc Class A 4.3 Equifax Inc 4.3 Bankinter SA 4.1 47.0
Fidelity Disruptive Communications ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Communications ETF
Class Name	Fidelity® Disruptive Communications ETF
Trading Symbol	FDCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 104,010,317
Holdings Count | shares	41
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$104,010,317
Number of Holdings	41
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Communication Services 51.8 Information Technology 32.6 Consumer Discretionary 13.9 Industrials 1.3 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 75.1 Taiwan 7.8 China 6.4 Singapore 4.5 Canada 2.6 Spain 1.7 Korea (South) 1.4 Netherlands 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.1 Taiwan - 7.8 China - 6.4 Singapore - 4.5 Canada - 2.6 Spain - 1.7 Korea (South) - 1.4 Netherlands - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 8.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 7.8 Meta Platforms Inc Class A 6.4 NVIDIA Corp 5.7 Arista Networks Inc 5.3 Amazon.com Inc 5.0 Sea Ltd Class A ADR 4.5 Warner Bros Discovery Inc 3.9 Reddit Inc Class A 3.2 T-Mobile US Inc 3.2 53.2
Fidelity Disruptive Automation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Automation ETF
Class Name	Fidelity® Disruptive Automation ETF
Trading Symbol	FBOT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 155,670,488
Holdings Count | shares	50
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$155,670,488
Number of Holdings	50
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 52.2 Information Technology 35.4 Consumer Discretionary 6.6 Communication Services 3.6 Health Care 1.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 54.2 Japan 15.8 Taiwan 7.7 China 7.4 Germany 4.1 Sweden 3.5 United Kingdom 2.4 Canada 1.8 Switzerland 1.7 France 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 54.2 Japan - 15.8 Taiwan - 7.7 China - 7.4 Germany - 4.1 Sweden - 3.5 United Kingdom - 2.4 Canada - 1.8 Switzerland - 1.7 France - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.5 Teradyne Inc 5.5 NVIDIA Corp 4.7 Deere & Co 4.6 Palantir Technologies Inc Class A 3.7 Alphabet Inc Class C 3.6 Siemens AG 3.3 Axon Enterprise Inc 3.2 Daifuku Co Ltd 2.9 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.6 40.6